Supplemental cash flow information	12 Months Ended
Dec. 31, 2020
Disclosure Of Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information [Text Block]

16. Supplemental cash flow information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statements of cash flows.  During the year ended December 31, 2020, the following transactions were excluded from the statement of cash flows:

a) Exploration and evaluation asset expenditures of $31,552 included in accounts payable and accrued liabilities at December 31, 2020, less expenditures included in accounts payable at December 31, 2019 of $315,597 (net inclusion of $284,045);

b) Exploration and evaluation asset recovery of $nil included in receivables at December 31, 2020, less amount included in receivables at December 31, 2019 of $1,007,373 (net inclusion of $1,007,373);

c) The transfer from share-based payment reserve to share capital of $961,603, representing the book value of stock options and warrants exercised; and,

d) Asset retirement obligations of $75,000 included in exploration and evaluation assets.

During the year ended December 31, 2019, the following transactions were excluded from the statement of cash flows:

a) Exploration and evaluation asset expenditures of $315,597 included in accounts payable and accrued liabilities at December 31, 2019, less expenditures included in accounts payable at December 31, 2018 of $216,360 (net exclusion of $99,237);

b) Exploration and evaluation asset recovery of $1,007,373 included in receivables at December 31, 2019; and,

c) Asset retirement obligations of $200,000 included in exploration and evaluation assets.